Common Stock (Details)				3 Months Ended	12 Months Ended
	Apr. 12, 2019 $ / shares shares	Jan. 25, 2019 USD ($) $ / shares shares	Oct. 19, 2018 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares	Aug. 30, 2018 shares	Aug. 29, 2018 shares
Class of Stock [Line Items]
Reverse stock split	0.083
Common Stock, Par Value | $ / shares	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized | shares	75,000,000			75,000,000	75,000,000	75,000,000	75,000,000	50,000,000
Preferred Stock, Shares Authorized | shares	10,000,000			10,000,000	10,000,000	10,000,000
Shares issued | shares		895,834	480,770
Warrants issued | shares		895,886	480,771		895,886
Warrants issued per share of stock issued in unit offering | $ / shares		$ 1	$ 1
Proceeds from issuance | $		$ 8,600,000	$ 7,500,000
Share price | $ / shares		$ 9.60	$ 15.60
Warrants exercise price | $ / shares		$ 9.60	$ 20.04
Public offering closing costs | $		$ 1,046,172	$ 896,117
Fair value of placement agent warrants | $			286,906
Cash paid in exchange for legal services | $			$ 627,211
Placement Agent Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price | $ / shares			$ 19.50
Warrants issued included in closing costs | shares			28,848